Other Assets and Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Prepaid Expenses
10.	Other assets and prepaid expenses
Other current assets and prepaid expenses consist of the following:

	As of December 31, 2020	As of December 31, 2019
Tax credits	34,465	37,067
Prepaid expenses and advance to suppliers	15,664	29,083
Prepaid advertising	175	1,483
Others	1,991	2,061

	$52,295	$69,694

Other
non-current
assets consist of the following:

	As of December 31, 2020	As of December 31, 2019
Deferred tax assets	57,742	25,351
Seller indemnification	14,053	—

	$71,795	$25,351